Earnings (Loss) Per Share - Summary of Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Income (Loss)	$ 154	$ (353)	$ (2,231)	$ (2,461)
Weighted-Average Shares	4,949,835	3,904,725
Effect of stock options	16,235
Weighted-Average Diluted Shares	4,966,070	3,904,725
Basic income per share	$ 0.03	$ (0.09)
Diluted income per share	$ 0.03	$ (0.09)